Land Use Rights, Net (Tables)	12 Months Ended
Sep. 30, 2023
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights	Land use rights as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Land use rights, at cost	$1,734,351	$1,454,194
Less: accumulated amortization	(252,756)	(169,603)
Total land use rights, net	$1,481,595	$1,284,591

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows as of September 30, 2023:
Years ending September 30,	Amortization expense
2024	$87,396
2025	87,396
2026	87,396
2027	87,396
2028	87,396
Thereafter	1,044,615
Total	$1,481,595